RULE 497(e)
                                                             FILE NOS. 33-29180
                                                                  AND 811-05823

     SUPPLEMENT DATED AUGUST 13, 1999 TO PROSPECTUS DATED NOVEMBER 27, 1998
                                      FOR
                           DOMINI SOCIAL EQUITY FUND

     In a continuing effort to improve our service to shareholders, effective August 15, 1999, DSIL Investment Services LLC, a wholly owned subsidiary of Domini Social Investments LLC, will replace Signature Broker Dealer Services as the distributor of the Domini Social Equity Fund. You can continue to contact the fund at: PO Box 959, New York, NY 10159-0959 Toll Free 1-800-582-6757. This is also the address of DSIL Investment Services LLC.